Quarterly Report
May 31, 2024
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
COMMUNICATION SERVICES — 9.2%
Alphabet, Inc. Class A (a)	191,446	$33,024,435
Alphabet, Inc. Class C (a)	160,259	27,878,656
AT&T, Inc.	230,141	4,193,169
Charter Communications, Inc. Class A (a)	3,200	918,784
Comcast Corp. Class A	127,687	5,111,311
Electronic Arts, Inc.	8,142	1,081,909
Fox Corp. Class A	7,816	269,105
Fox Corp. Class B	2,900	92,626
Interpublic Group of Cos., Inc.	12,228	383,592
Live Nation Entertainment, Inc. (a)	4,400	412,456
Match Group, Inc. (a)	7,587	232,390
Meta Platforms, Inc. Class A	71,564	33,408,222
Netflix, Inc. (a)	14,104	9,049,408
News Corp. Class A	12,561	341,534
News Corp. Class B	3,800	105,944
Omnicom Group, Inc.	6,598	613,350
Paramount Global Class B	18,831	224,277
Take-Two Interactive Software, Inc. (a)	5,294	848,946
T-Mobile U.S., Inc.	16,761	2,932,504
Verizon Communications, Inc.	136,564	5,619,609
Walt Disney Co.	59,818	6,215,688
Warner Bros Discovery, Inc. (a)	76,633	631,456
		133,589,371
CONSUMER DISCRETIONARY — 9.7%
Airbnb, Inc. Class A (a)	14,200	2,058,006
Amazon.com, Inc. (a)	297,126	52,424,911
Aptiv PLC (a)	8,511	708,626
AutoZone, Inc. (a)	571	1,581,636
Bath & Body Works, Inc.	7,468	387,888
Best Buy Co., Inc.	6,513	552,433
Booking Holdings, Inc.	1,153	4,354,132
BorgWarner, Inc.	7,563	269,697
Caesars Entertainment, Inc. (a)	6,777	240,990
CarMax, Inc. (a)	5,192	364,790
Carnival Corp. (a)	32,449	489,331
Chipotle Mexican Grill, Inc. (a)	906	2,835,345
Darden Restaurants, Inc.	3,946	593,439
Deckers Outdoor Corp. (a)	800	875,136
Domino's Pizza, Inc.	1,119	569,101
DR Horton, Inc.	9,779	1,445,336
eBay, Inc.	16,292	883,352
Etsy, Inc. (a)	4,005	254,197
Expedia Group, Inc. (a)	4,175	471,191
Ford Motor Co.	127,931	1,551,803
Garmin Ltd.	4,899	802,701
General Motors Co.	37,841	1,702,467
Genuine Parts Co.	4,220	608,271
Hasbro, Inc.	4,232	252,989
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	8,043	$1,613,426
Home Depot, Inc.	32,316	10,821,659
Las Vegas Sands Corp.	12,205	549,591
Lennar Corp. Class A	8,080	1,295,628
LKQ Corp.	8,100	348,543
Lowe's Cos., Inc.	18,503	4,094,529
Lululemon Athletica, Inc. (a)	3,800	1,185,562
Marriott International, Inc. Class A	8,106	1,873,864
McDonald's Corp.	23,729	6,143,201
MGM Resorts International (a)	7,700	309,309
Mohawk Industries, Inc. (a)	1,969	240,080
NIKE, Inc. Class B	39,426	3,747,441
Norwegian Cruise Line Holdings Ltd. (a)	13,900	230,740
NVR, Inc. (a)	100	768,073
O'Reilly Automotive, Inc. (a)	1,912	1,841,753
Pool Corp. (b)	1,265	459,891
PulteGroup, Inc.	6,952	815,609
Ralph Lauren Corp.	1,196	223,508
Ross Stores, Inc.	11,034	1,542,112
Royal Caribbean Cruises Ltd. (a)	7,797	1,151,461
Starbucks Corp.	37,069	2,973,675
Tapestry, Inc.	7,581	329,698
Tesla, Inc. (a)	89,891	16,007,789
TJX Cos., Inc.	36,624	3,775,934
Tractor Supply Co.	3,573	1,019,341
Ulta Beauty, Inc. (a)	1,549	611,994
Wynn Resorts Ltd.	3,391	321,738
Yum! Brands, Inc.	9,049	1,243,604
		141,817,521
CONSUMER STAPLES — 6.0%
Altria Group, Inc.	56,441	2,610,396
Archer-Daniels-Midland Co.	17,561	1,096,509
Brown-Forman Corp. Class B	5,827	267,226
Bunge Global SA	5,000	537,950
Campbell Soup Co.	6,461	286,739
Church & Dwight Co., Inc.	8,303	888,504
Clorox Co.	4,169	548,474
Coca-Cola Co.	127,078	7,997,019
Colgate-Palmolive Co.	27,092	2,518,472
Conagra Brands, Inc.	14,679	438,609
Constellation Brands, Inc. Class A	5,276	1,320,214
Costco Wholesale Corp.	14,430	11,686,713
Dollar General Corp.	7,274	995,883
Dollar Tree, Inc. (a)	6,345	748,393
Estee Lauder Cos., Inc. Class A	7,664	945,431
General Mills, Inc.	18,595	1,278,406
Hershey Co.	4,706	930,988
Hormel Foods Corp.	7,898	244,680
J M Smucker Co.	3,555	396,880
Kellanova	8,484	511,925

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Kenvue, Inc.	56,263	$1,085,876
Keurig Dr Pepper, Inc.	34,889	1,194,948
Kimberly-Clark Corp.	10,947	1,459,235
Kraft Heinz Co.	26,151	924,961
Kroger Co.	21,742	1,138,629
Lamb Weston Holdings, Inc.	4,700	414,963
McCormick & Co., Inc.	8,422	608,237
Molson Coors Beverage Co. Class B	5,909	323,872
Mondelez International, Inc. Class A	43,210	2,961,181
Monster Beverage Corp. (a)	24,410	1,267,367
PepsiCo, Inc.	44,921	7,766,841
Philip Morris International, Inc.	50,885	5,158,721
Procter & Gamble Co.	76,336	12,560,325
Sysco Corp.	16,241	1,182,670
Target Corp.	15,136	2,363,638
Tyson Foods, Inc. Class A	8,849	506,605
Walgreens Boots Alliance, Inc.	24,834	402,807
Walmart, Inc.	138,622	9,115,783
		86,686,070
ENERGY — 3.8%
APA Corp.	9,509	290,310
Baker Hughes Co.	33,198	1,111,469
Chevron Corp.	56,458	9,163,133
ConocoPhillips	38,308	4,462,116
Coterra Energy, Inc.	25,652	731,595
Devon Energy Corp.	21,486	1,054,533
Diamondback Energy, Inc.	5,966	1,188,785
EOG Resources, Inc.	19,023	2,369,315
EQT Corp.	13,595	558,619
Exxon Mobil Corp.	146,946	17,230,888
Halliburton Co.	29,167	1,070,429
Hess Corp.	8,916	1,373,956
Kinder Morgan, Inc.	60,655	1,182,166
Marathon Oil Corp.	19,689	570,193
Marathon Petroleum Corp.	12,112	2,139,100
Occidental Petroleum Corp.	21,460	1,341,250
ONEOK, Inc.	18,966	1,536,246
Phillips 66	13,692	1,945,770
Schlumberger NV	46,511	2,134,390
Targa Resources Corp.	7,000	827,610
Valero Energy Corp.	11,075	1,740,325
Williams Cos., Inc.	40,272	1,671,691
		55,693,889
FINANCIALS — 12.8%
Aflac, Inc.	17,133	1,539,743
Allstate Corp.	8,467	1,418,392
American Express Co.	18,512	4,442,880
American International Group, Inc.	22,846	1,800,722
Ameriprise Financial, Inc.	3,176	1,386,673
Aon PLC Class A	6,348	1,787,851
Arch Capital Group Ltd. (a)	12,264	1,258,654
Arthur J Gallagher & Co.	7,015	1,777,110
Security Description	Shares	Value
Assurant, Inc.	1,704	$295,593
Bank of America Corp.	224,506	8,977,995
Bank of New York Mellon Corp.	25,272	1,506,464
Berkshire Hathaway, Inc. Class B (a)	59,279	24,565,218
BlackRock, Inc.	4,534	3,500,384
Blackstone, Inc.	23,076	2,780,658
Brown & Brown, Inc.	7,479	669,445
Capital One Financial Corp.	12,273	1,689,133
Cboe Global Markets, Inc.	3,500	605,465
Charles Schwab Corp.	47,812	3,503,663
Chubb Ltd.	12,997	3,519,848
Cincinnati Financial Corp.	4,974	584,843
Citigroup, Inc.	61,231	3,815,304
Citizens Financial Group, Inc.	15,394	543,254
CME Group, Inc.	11,658	2,366,341
Comerica, Inc.	4,372	224,021
Corpay, Inc. (a)	2,365	633,040
Discover Financial Services	7,977	978,459
Everest Group Ltd.	1,458	569,976
FactSet Research Systems, Inc.	1,301	525,942
Fidelity National Information Services, Inc.	19,435	1,474,728
Fifth Third Bancorp	21,927	820,508
Fiserv, Inc. (a)	19,244	2,881,981
Franklin Resources, Inc.	10,551	249,004
Global Payments, Inc.	8,457	861,345
Globe Life, Inc.	2,584	213,852
Goldman Sachs Group, Inc.	10,503	4,794,830
Hartford Financial Services Group, Inc.	10,067	1,041,431
Huntington Bancshares, Inc.	44,914	625,203
Intercontinental Exchange, Inc.	18,678	2,500,984
Invesco Ltd.	14,689	230,764
Jack Henry & Associates, Inc.	2,380	391,938
JPMorgan Chase & Co.	94,176	19,082,883
KeyCorp	30,771	442,179
Loews Corp.	5,606	430,541
M&T Bank Corp.	5,643	855,479
MarketAxess Holdings, Inc.	1,400	278,502
Marsh & McLennan Cos., Inc.	16,111	3,344,321
Mastercard, Inc. Class A	26,728	11,949,287
MetLife, Inc.	20,187	1,460,933
Moody's Corp.	5,202	2,065,142
Morgan Stanley	40,438	3,956,454
MSCI, Inc.	2,588	1,281,526
Nasdaq, Inc.	11,175	659,660
Northern Trust Corp.	6,568	553,288
PayPal Holdings, Inc. (a)	34,994	2,204,272
PNC Financial Services Group, Inc.	12,647	1,990,511
Principal Financial Group, Inc.	7,326	601,025
Progressive Corp.	19,200	4,054,656
Prudential Financial, Inc.	11,706	1,408,817

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	6,300	$773,325
Regions Financial Corp.	30,340	587,079
S&P Global, Inc.	10,356	4,427,294
State Street Corp. (c)	9,633	728,158
Synchrony Financial	13,297	582,409
T Rowe Price Group, Inc.	7,422	874,534
Travelers Cos., Inc.	7,482	1,613,867
Truist Financial Corp.	42,236	1,594,409
U.S. Bancorp	51,351	2,082,283
Visa, Inc. Class A	51,320	13,982,647
W R Berkley Corp.	6,250	506,438
Wells Fargo & Co.	116,398	6,974,568
Willis Towers Watson PLC	3,328	849,605
		185,549,731
HEALTH CARE — 11.8%
Abbott Laboratories	56,555	5,779,355
AbbVie, Inc.	57,534	9,276,782
Agilent Technologies, Inc.	9,209	1,200,946
Align Technology, Inc. (a)	2,372	610,102
Amgen, Inc.	17,205	5,262,149
Baxter International, Inc.	17,009	579,837
Becton Dickinson & Co.	9,550	2,215,314
Biogen, Inc. (a)	4,747	1,067,790
Bio-Rad Laboratories, Inc. Class A (a)	692	198,507
Bio-Techne Corp.	5,004	386,259
Boston Scientific Corp. (a)	47,998	3,627,209
Bristol-Myers Squibb Co.	65,713	2,700,147
Cardinal Health, Inc.	7,470	741,547
Catalent, Inc. (a)	5,974	321,342
Cencora, Inc.	5,452	1,235,260
Centene Corp. (a)	17,196	1,231,062
Charles River Laboratories International, Inc. (a)	1,695	353,306
Cigna Group	9,473	3,264,585
Cooper Cos., Inc.	6,600	622,446
CVS Health Corp.	40,569	2,417,912
Danaher Corp.	21,256	5,458,541
DaVita, Inc. (a)	1,472	216,561
Dexcom, Inc. (a)	12,820	1,522,631
Edwards Lifesciences Corp. (a)	19,208	1,668,983
Elevance Health, Inc.	7,682	4,136,603
Eli Lilly & Co.	25,914	21,258,291
GE HealthCare Technologies, Inc.	13,395	1,044,810
Gilead Sciences, Inc.	40,760	2,619,645
HCA Healthcare, Inc.	6,410	2,177,798
Henry Schein, Inc. (a)	4,200	291,228
Hologic, Inc. (a)	7,758	572,385
Humana, Inc.	3,965	1,419,946
IDEXX Laboratories, Inc. (a)	2,691	1,337,292
Illumina, Inc. (a)	5,511	574,687
Incyte Corp. (a)	6,800	392,972
Insulet Corp. (a)	2,200	389,818
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	11,357	$4,566,877
IQVIA Holdings, Inc. (a)	5,973	1,308,625
Johnson & Johnson	78,115	11,457,127
Labcorp Holdings, Inc.	2,574	501,698
McKesson Corp.	4,182	2,382,025
Medtronic PLC	43,639	3,550,905
Merck & Co., Inc.	82,731	10,386,050
Mettler-Toledo International, Inc. (a)	690	968,822
Moderna, Inc. (a)	10,800	1,539,540
Molina Healthcare, Inc. (a)	1,797	565,300
Pfizer, Inc.	183,029	5,245,611
Quest Diagnostics, Inc.	3,710	526,709
Regeneron Pharmaceuticals, Inc. (a)	3,390	3,322,742
ResMed, Inc.	4,789	988,114
Revvity, Inc.	3,690	403,169
Solventum Corp. (a)	4,617	273,973
STERIS PLC	3,354	747,540
Stryker Corp.	10,845	3,699,121
Teleflex, Inc.	1,554	324,895
Thermo Fisher Scientific, Inc.	12,615	7,165,068
UnitedHealth Group, Inc.	30,073	14,897,262
Universal Health Services, Inc. Class B	1,900	360,620
Vertex Pharmaceuticals, Inc. (a)	8,282	3,771,126
Viatris, Inc.	39,337	416,972
Waters Corp. (a)	1,867	576,716
West Pharmaceutical Services, Inc.	2,270	752,301
Zimmer Biomet Holdings, Inc.	6,827	786,129
Zoetis, Inc.	14,989	2,541,535
		172,200,620
INDUSTRIALS — 8.4%
3M Co.	17,569	1,759,360
A O Smith Corp.	4,100	342,924
Allegion PLC	2,873	349,989
American Airlines Group, Inc. (a)(b)	21,190	243,685
AMETEK, Inc.	7,476	1,267,780
Automatic Data Processing, Inc.	13,434	3,290,255
Axon Enterprise, Inc. (a)	2,400	676,008
Boeing Co. (a)	18,698	3,320,952
Broadridge Financial Solutions, Inc.	3,900	783,003
Builders FirstSource, Inc. (a)	3,800	611,002
Carrier Global Corp.	27,670	1,748,467
Caterpillar, Inc.	16,553	5,603,521
CH Robinson Worldwide, Inc.	3,797	327,947
Cintas Corp.	2,722	1,845,434
Copart, Inc. (a)	27,724	1,471,035
CSX Corp.	64,233	2,167,864
Cummins, Inc.	4,534	1,277,364
Dayforce, Inc. (a)(b)	4,300	212,678

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Deere & Co.	8,541	$3,200,825
Delta Air Lines, Inc.	21,149	1,079,022
Dover Corp.	4,575	840,976
Eaton Corp. PLC	12,873	4,284,778
Emerson Electric Co.	18,076	2,027,404
Equifax, Inc.	4,139	957,723
Expeditors International of Washington, Inc.	4,967	600,510
Fastenal Co.	18,519	1,221,884
FedEx Corp.	7,336	1,863,051
Fortive Corp.	11,591	862,834
GE Vernova, Inc. (a)	8,861	1,558,650
Generac Holdings, Inc. (a)	2,023	297,806
General Dynamics Corp.	7,290	2,185,323
General Electric Co.	35,447	5,853,718
Honeywell International, Inc.	21,220	4,290,472
Howmet Aerospace, Inc.	12,929	1,094,440
Hubbell, Inc.	1,800	700,002
Huntington Ingalls Industries, Inc.	1,279	323,715
IDEX Corp.	2,284	476,534
Illinois Tool Works, Inc.	8,901	2,160,718
Ingersoll Rand, Inc.	13,206	1,228,818
Jacobs Solutions, Inc.	4,016	559,589
JB Hunt Transport Services, Inc.	2,617	420,683
Johnson Controls International PLC	21,631	1,555,485
L3Harris Technologies, Inc.	6,112	1,374,161
Leidos Holdings, Inc.	4,300	632,315
Lockheed Martin Corp.	6,880	3,235,939
Masco Corp.	7,115	497,481
Nordson Corp.	1,737	407,709
Norfolk Southern Corp.	7,385	1,660,148
Northrop Grumman Corp.	4,597	2,072,190
Old Dominion Freight Line, Inc.	6,000	1,051,500
Otis Worldwide Corp.	13,213	1,310,730
PACCAR, Inc.	17,119	1,840,292
Parker-Hannifin Corp.	4,075	2,165,944
Paychex, Inc.	10,063	1,209,170
Paycom Software, Inc.	1,622	235,709
Pentair PLC	5,463	444,579
Quanta Services, Inc.	4,854	1,339,413
Republic Services, Inc.	6,457	1,195,772
Robert Half, Inc.	3,274	210,289
Rockwell Automation, Inc.	3,563	917,579
Rollins, Inc.	8,825	403,214
RTX Corp.	42,797	4,613,945
Snap-on, Inc.	1,606	438,213
Southwest Airlines Co.	19,627	526,789
Stanley Black & Decker, Inc.	5,068	441,778
Textron, Inc.	6,363	557,462
Trane Technologies PLC	7,260	2,377,360
TransDigm Group, Inc.	1,837	2,467,513
Uber Technologies, Inc. (a)	66,300	4,280,328
Security Description	Shares	Value
Union Pacific Corp.	19,739	$4,595,634
United Airlines Holdings, Inc. (a)	10,517	557,296
United Parcel Service, Inc. Class B	23,334	3,241,793
United Rentals, Inc.	2,067	1,383,670
Veralto Corp.	6,685	659,007
Verisk Analytics, Inc.	4,505	1,138,774
Waste Management, Inc.	11,938	2,515,695
Westinghouse Air Brake Technologies Corp.	5,982	1,012,334
WW Grainger, Inc.	1,412	1,301,101
Xylem, Inc.	7,734	1,090,649
		122,347,703
INFORMATION TECHNOLOGY — 30.3%
Accenture PLC Class A	20,505	5,788,356
Adobe, Inc. (a)	14,740	6,555,762
Advanced Micro Devices, Inc. (a)	52,768	8,806,979
Akamai Technologies, Inc. (a)	4,784	441,276
Amphenol Corp. Class A	19,315	2,556,727
Analog Devices, Inc.	15,991	3,749,730
ANSYS, Inc. (a)	2,873	912,034
Apple, Inc.	472,033	90,748,344
Applied Materials, Inc.	26,874	5,780,060
Arista Networks, Inc. (a)	8,227	2,448,767
Autodesk, Inc. (a)	6,889	1,388,822
Broadcom, Inc.	14,253	18,935,823
Cadence Design Systems, Inc. (a)	8,927	2,555,889
CDW Corp.	4,447	994,438
Cisco Systems, Inc.	131,513	6,115,355
Cognizant Technology Solutions Corp. Class A	16,097	1,064,817
Corning, Inc.	23,776	885,894
Enphase Energy, Inc. (a)	4,455	569,795
EPAM Systems, Inc. (a)	1,968	350,166
F5, Inc. (a)	1,755	296,542
Fair Isaac Corp. (a)	800	1,031,944
First Solar, Inc. (a)	3,300	896,808
Fortinet, Inc. (a)	20,673	1,226,322
Gartner, Inc. (a)	2,600	1,091,142
Gen Digital, Inc.	17,519	434,997
Hewlett Packard Enterprise Co.	41,566	733,640
HP, Inc.	27,092	988,858
Intel Corp.	137,732	4,249,032
International Business Machines Corp.	29,520	4,925,412
Intuit, Inc.	9,163	5,281,920
Jabil, Inc.	3,900	463,710
Juniper Networks, Inc.	10,454	372,894
Keysight Technologies, Inc. (a)	5,914	818,971
KLA Corp.	4,368	3,317,627
Lam Research Corp.	4,215	3,930,235
Microchip Technology, Inc.	17,712	1,722,138

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Micron Technology, Inc.	35,990	$4,498,750
Microsoft Corp.	241,642	100,312,843
Monolithic Power Systems, Inc.	1,587	1,167,445
Motorola Solutions, Inc.	5,454	1,990,219
NetApp, Inc.	6,887	829,401
NVIDIA Corp.	80,371	88,113,138
NXP Semiconductors NV	8,200	2,231,220
ON Semiconductor Corp. (a)	13,927	1,017,228
Oracle Corp.	51,512	6,036,691
Palo Alto Networks, Inc. (a)	10,316	3,042,292
PTC, Inc. (a)	4,079	718,883
Qorvo, Inc. (a)	3,080	303,041
QUALCOMM, Inc.	36,126	7,371,510
Roper Technologies, Inc.	3,491	1,859,865
Salesforce, Inc.	31,620	7,412,993
Seagate Technology Holdings PLC	6,121	570,722
ServiceNow, Inc. (a)	6,576	4,319,972
Skyworks Solutions, Inc.	5,143	476,550
Super Micro Computer, Inc. (a)	1,600	1,255,216
Synopsys, Inc. (a)	4,991	2,798,953
TE Connectivity Ltd.	9,754	1,460,174
Teledyne Technologies, Inc. (a)	1,453	576,768
Teradyne, Inc.	5,098	718,512
Texas Instruments, Inc.	29,553	5,763,131
Trimble, Inc. (a)	8,191	456,075
Tyler Technologies, Inc. (a)	1,344	645,604
VeriSign, Inc. (a)	2,990	521,217
Western Digital Corp. (a)	10,717	806,883
Zebra Technologies Corp. Class A (a)	1,647	514,424
		440,220,946
MATERIALS — 2.3%
Air Products & Chemicals, Inc.	7,348	1,959,712
Albemarle Corp. (b)	3,730	457,261
Amcor PLC	46,908	477,054
Avery Dennison Corp.	2,581	587,410
Ball Corp.	10,226	709,991
Celanese Corp.	3,065	466,003
CF Industries Holdings, Inc.	6,161	491,217
Corteva, Inc.	22,961	1,284,438
Dow, Inc.	23,091	1,330,734
DuPont de Nemours, Inc.	13,802	1,133,972
Eastman Chemical Co.	3,755	380,494
Ecolab, Inc.	8,302	1,927,724
FMC Corp.	3,380	206,011
Freeport-McMoRan, Inc.	47,032	2,479,997
International Flavors & Fragrances, Inc.	7,817	751,839
International Paper Co.	10,112	455,950
Linde PLC	15,692	6,834,180
LyondellBasell Industries NV Class A	8,622	857,199
Martin Marietta Materials, Inc.	2,066	1,181,917
Security Description	Shares	Value
Mosaic Co.	9,816	$303,609
Newmont Corp.	36,277	1,521,457
Nucor Corp.	7,749	1,308,419
Packaging Corp. of America	2,700	495,423
PPG Industries, Inc.	7,794	1,024,210
Sherwin-Williams Co.	7,624	2,316,171
Steel Dynamics, Inc.	5,200	696,125
Vulcan Materials Co.	4,190	1,071,676
Westrock Co.	8,053	431,963
		33,142,156
REAL ESTATE — 2.1%
Alexandria Real Estate Equities, Inc. REIT	4,770	567,630
American Tower Corp. REIT	15,360	3,006,566
AvalonBay Communities, Inc. REIT	4,728	910,991
Boston Properties, Inc. REIT	4,739	287,515
Camden Property Trust REIT	3,529	362,252
CBRE Group, Inc. Class A (a)	9,829	865,640
CoStar Group, Inc. (a)	13,653	1,067,255
Crown Castle, Inc. REIT	13,619	1,395,948
Digital Realty Trust, Inc. REIT	9,962	1,447,877
Equinix, Inc. REIT	3,100	2,365,238
Equity Residential REIT	11,082	720,663
Essex Property Trust, Inc. REIT	1,975	513,085
Extra Space Storage, Inc. REIT	6,694	969,090
Federal Realty Investment Trust REIT	1,900	191,805
Healthpeak Properties, Inc. REIT	20,531	408,567
Host Hotels & Resorts, Inc. REIT	22,759	408,296
Invitation Homes, Inc. REIT	18,923	658,331
Iron Mountain, Inc. REIT	9,474	764,457
Kimco Realty Corp. REIT	20,350	393,976
Mid-America Apartment Communities, Inc. REIT	3,664	489,913
Prologis, Inc. REIT	30,326	3,350,720
Public Storage REIT	5,146	1,409,129
Realty Income Corp. REIT	27,600	1,464,456
Regency Centers Corp. REIT	5,799	356,059
SBA Communications Corp. REIT	3,465	681,496
Simon Property Group, Inc. REIT	10,741	1,625,221
UDR, Inc. REIT	9,900	382,338
Ventas, Inc. REIT	13,102	658,507
VICI Properties, Inc. REIT	33,266	955,067
Welltower, Inc. REIT	18,181	1,884,824
Weyerhaeuser Co. REIT	24,867	746,756
		31,309,668
UTILITIES — 2.5%
AES Corp.	21,959	474,095
Alliant Energy Corp.	7,500	386,175

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Ameren Corp.	8,814	$646,683
American Electric Power Co., Inc.	17,238	1,555,729
American Water Works Co., Inc.	6,487	848,305
Atmos Energy Corp.	5,200	602,784
CenterPoint Energy, Inc.	20,586	628,079
CMS Energy Corp.	9,701	610,484
Consolidated Edison, Inc.	11,472	1,084,678
Constellation Energy Corp.	10,421	2,263,962
Dominion Energy, Inc.	26,611	1,434,865
DTE Energy Co.	6,559	764,320
Duke Energy Corp.	25,105	2,600,125
Edison International	12,588	967,388
Entergy Corp.	6,742	758,408
Evergy, Inc.	7,574	413,995
Eversource Energy	11,996	710,523
Exelon Corp.	32,407	1,216,883
FirstEnergy Corp.	17,760	715,018
NextEra Energy, Inc.	66,574	5,327,251
NiSource, Inc.	11,478	333,551
NRG Energy, Inc.	7,498	607,338
PG&E Corp.	69,949	1,296,854
Pinnacle West Capital Corp.	2,969	234,135
PPL Corp.	24,204	709,903
Public Service Enterprise Group, Inc.	16,470	1,247,767
Sempra	19,752	1,521,497
Southern Co.	35,552	2,849,137
Vistra Corp.	11,000	1,089,880
WEC Energy Group, Inc.	10,370	840,281
Xcel Energy, Inc.	18,524	1,027,156
		35,767,249
TOTAL COMMON STOCKS (Cost $255,731,557)		1,438,324,924

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (d) (e)	13,407,668	$13,407,668
State Street Navigator Securities Lending Portfolio II (c) (f)	957,100	957,100
TOTAL SHORT-TERM INVESTMENTS (Cost $14,364,768)		14,364,768
TOTAL INVESTMENTS — 99.9% (Cost $270,096,325)		1,452,689,692
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		921,930
NET ASSETS — 100.0%		$1,453,611,622
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3,450	06/21/2024	$18,001,074	$18,269,475	$268,401
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,438,324,924	$—	$—	$1,438,324,924
Short-Term Investments	14,364,768	—	—	14,364,768
TOTAL INVESTMENTS	$1,452,689,692	$—	$—	$1,452,689,692
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$268,401	$—	$—	$268,401
TOTAL OTHER FINANCIAL INSTRUMENTS:	$268,401	$—	$—	$268,401

Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/24	Value at 5/31/24	Dividend Income
State Street Corp.	12,033	$827,148	$—	$180,678	$118,115	$(36,427)	9,633	$728,158	$21,872
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,972,314	9,972,314	98,201,723	94,766,369	—	—	13,407,668	13,407,668	376,214
State Street Navigator Securities Lending Portfolio II	1,167,160	1,167,160	32,385,546	32,595,606	—	—	957,100	957,100	3,787
Total		$11,966,622	$130,587,269	$127,542,653	$118,115	$(36,427)		$15,092,926	$401,873
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2024 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2024 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2024, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.